Condensed Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Common stock, shares exchanged		2,090,301	2,090,301
Conversion of stock, costs	$ 4,742		$ 82,502
Issuance of common stock units for cash, cost	218,422		308,830
Issuance of common stock units for a future research funding commitment, cost	$ 117,339		$ 168,457